Annual Report - Financial Statements

T. Rowe Price

Tax-Free
Short Intermediate
Fund

February 28, 2002



T. Rowe Price Tax-Free Short Intermediate Fund


Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    Year
                   Ended
                 2/28/02     2/28/01     2/29/00     2/28/99     2/28/98
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $    5.38   $    5.20   $    5.39   $    5.37   $    5.35

Investment activities

  Net investment
  income (loss)     0.21        0.23        0.21        0.22        0.22

  Net realized
  and unrealized
  gain (loss)       0.10        0.18       (0.18)       0.04        0.05

  Total from
  investment
  activities        0.31        0.41        0.03        0.26        0.27

Distributions

  Net investment
  income           (0.21)      (0.23)      (0.21)      (0.22)      (0.22)

  Net realized
  gain              --          --         (0.01)      (0.02)      (0.03)

  Total
  distributions    (0.21)      (0.23)      (0.22)      (0.24)      (0.25)

NET ASSET VALUE
End of period  $    5.48   $    5.38   $    5.20   $    5.39   $    5.37
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total
return(diamond)     5.92%       7.97%       0.67%       4.90%       5.28%

Ratio of total
expenses to
average net
assets              0.52%       0.53%       0.53%       0.53%       0.54%

Ratio of net
investment
income (loss)
to average
net assets          3.92%       4.27%       4.07%       4.06%       4.23%

Portfolio
turnover rate       30.0%       40.7%(c     49.7%       39.9%       76.8%

Net assets,
end of
period
(in thousands) $ 471,780   $ 415,813   $ 404,634   $ 459,319   $ 438,951
--------------------------------------------------------------------------------

(diamond)   Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

(checkmark) Excludes the effect of the acquisition of the Virginia Short-Term
            Bond Funds assets.


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
February 28, 2002

Statement of Net Assets                                        Par     Value
--------------------------------------------------------------------------------
                                                                In thousands

ALABAMA  1.2%

Huntsville Solid Waste Disposal
  5.75%, 10/1/05 (MBIA Insured) (triangle) $         3,985      $         4,324

Selma Ind. Dev. Board, Intl. Paper,
  4.25%, 7/15/02                                     1,250                1,252

Total Alabama (Cost $5,302)                                               5,576


ALASKA  1.2%

Alaska Housing Fin.,
  5.35%, 12/1/07 (triangle)                          1,630                1,719

Alaska Student Loan,
5.50%, 7/1/05
  (AMBAC Insured) (triangle)                         2,500               2 ,664

Valdez Marine Terminal, Phillips Project
  2.90%, 1/1/03                                       1,40                1,397

Total Alaska (Cost $5,553)                                                5,780


ARIZONA  3.0%

Arizona School Fac. Board,
  5.50%, 7/1/13                                      1,910                2,098

Arizona Transportation Board, Maricopa County
  5.00%, 7/1/03                                      1,525                1,590

Salt River Agricultural Improvement & Power
  5.00%, 1/1/04                                      4,200                4,410

  5.75%, 1/1/08                                      2,000                2,221

  6.50%, 1/1/04                                      3,300                3,554

Total Arizona (Cost $13,449)                                             13,873


COLORADO  2.0%

Denver City & County Airport
  6.00%, 11/15/03 (MBIA Insured) (triangle)          3,965                4,209

  6.75%, 11/15/13 (triangle)                         5,080                5,309

Total Colorado (Cost $9,267)                                              9,518


CONNECTICUT  0.9%

Connecticut Special Tax Obligation
  5.375%, 10/1/12 (FSA Insured)                      2,500                2,751

Mohegan Tribe Indians, 5.50%, 1/1/06                 1,600                1,663

Total Connecticut (Cost $4,364)                                           4,414


DELAWARE  0.3%

Delaware, GO, 5.25%, 4/1/05                $         1,120      $         1,204

Total Delaware (Cost $1,135)                                              1,204


DISTRICT OF COLUMBIA  0.3%

District of Columbia, GO, 5.20%,
6/1/04 (AMBAC Insured)                               1,250                1,327

Total District of Columbia (Cost $1,264)                                  1,327


FLORIDA  4.4%

Broward County Resource Recovery,
  5.00%, 12/1/05                                     4,650                4,924

Dade County Aviation, Miami Int'l Airport
  5.75%, 10/1/04 (FSA Insured) (triangle)            5,000                5,381

Florida, GO, 5.25%, 7/1/05
  (FGIC Insured)                                                     1,9402,093

Florida Dept. of Natural Resources
  5.00%, 7/1/12 (AMBAC Insured)                      4,000                4,172

Reedy Creek Improvement District
  5.00%, 6/1/04 (AMBAC Insured)                      4,000                4,239

Total Florida (Cost $20,185)                                             20,809


GEORGIA  6.5%

Atlanta Airport Fac.,
  6.25%, 1/1/05 (AMBAC Insured)                                      6,2206,793

DeKalb County Water & Sewage,
  6.125%, 10/1/04                                    5,275                5,785

Georgia, GO

  5.25%, 10/1/03                                     2,750                2,899

  5.75%, 7/1/04                                      5,000                5,398

Municipal Electric Auth. of Georgia
  5.00%, 1/1/04                                      5,070                5,292

  5.00%, 1/1/04 (Escrowed to Maturity)                 530                  557

  5.25%, 1/1/03 (AMBAC Insured)                      2,850                2,938

Savannah Hosp. Auth.,
  5.00%, 7/1/02 (FSA Insured)                                          9901,002

Total Georgia (Cost $29,435)                                             30,664


HAWAII  0.9%

Hawaii Airport System,
6.125%, 7/1/05
  (FGIC Insured) (triangle)                          4,000                4,361

Total Hawaii (Cost $4,066)                                                4,361


ILLINOIS  5.1%

Chicago Public Building Commerce
  5.125%, 2/1/04 (FGIC Insured)            $         1,515      $         1,594

Cook County, GO, 5.80%, 11/15/04
  (FGIC Insured)                                     3,500                3,818

Illinois

  GO, 5.00%, 8/1/03                                  4,320                4,511

  Sales Tax
  5.50%, 6/15/05                                     4,195                4,547

  6.00%, 6/15/06                                     2,000                2,229

Madison County Enviromental
Improvement, Shell Oil VRDN
  (Currently 1.40%) (triangle)                       1,000                1,000

Metropolitan Pier & Expo Auth.,
McCormick Place 6.50%, 6/15/27
  (Prerefunded 6/15/03!)                             4,000                4,326

Southwestern Dev. Auth.
Anderson Hosp.

  5.25%, 8/15/02                                       415                  417

  5.25%, 8/15/05                                       485                  492

  5.25%, 8/15/06                                       510                  514

  5.50%, 8/15/07                                       535                  542

Total Illinois (Cost $23,318)                                            23,990


INDIANA  0.9%

Gibson County, PCR, Toyota Motor
Manufacturing Project VRDN
  (Currently 1.25%) (triangle)                       1,000                1,000

Indianapolis Airport Auth.,
Federal Express,
  7.10%, 1/15/17 (triangle)                          3,000                3,171

Total Indiana (Cost $4,197)                                               4,171


KANSAS  0.1%

Kansas DOT, 5.10%, 3/1/03                              500                  518

Total Kansas (Cost $517)                                 x                  518


KENTUCKY  5.0%

Kenton County Airport Board,
Delta Airlines, 7.50%,
  2/1/20 (triangle)                                  2,630                2,605

Kentucky Economic Dev. Fin. Auth.,
Catholic Healthcare
  4.50%, 10/1/02                                       945                  960

Kentucky Property & Building Commission
  5.00%, 8/1/04                            $         7,170      $         7,627

  5.25%, 10/1/04                                     2,500                2,685

  5.50%, 8/1/11 (FSA Insured)                        4,000                4,437

Kentucky Turnpike Auth., 5.30%,
  7/1/04 (AMBAC Insured)                             4,750                5,074

Total Kentucky (Cost $22,685)                                            23,388


LOUISIANA  1.7%

Louisiana, GO
  5.00%, 4/15/03 (AMBAC Insured)                     1,000                1,037

  5.50%, 4/15/07 (AMBAC Insured)                     5,000                5,483

  St. Charles Parish, PCR, Shell Oil,
  VRDN (Currently 1.40%) (triangle)                    400                  400

West Feliciana Parish, PCR,
  Entergy Gulf States,
  5.65%, 9/1/04                                      1,225               1 ,270

Total Louisiana (Cost $7,711)                                             8,190


MAINE  0.9%

Maine, GO, 5.50%, 6/15/04                            4,000                4,286

Total Maine (Cost $4,047)                                                 4,286


MARYLAND  2.7%

Maryland, State & Local Fac.,
GO, 5.00%, 7/15/06                                   1,500             1,624

Maryland DOT

  5.50%, 9/1/06                                      1,265                1,397

  5.50%, 2/1/09                                      7,370                8,174

Maryland Stadium Auth.,
Sports Fac. VRDN
  (Currently 1.25%) (triangle)                       1,500                1,500

Total Maryland (Cost $12,359)                                            12,695


MASSACHUSETTS  2.0%

Massachusetts Dev. Fin. Agency
  5.00%, 1/1/04
  (MBIA Insured) (triangle)                          3,000                3,126

Biomedical Research
  5.75%, 8/1/03                                        700                  731

  5.75%, 8/1/04                                        500                  531


Massachusetts Municipal Wholesale Electric

  5.25%, 7/1/04 (MBIA Insured)             $         3,000      $         3,193
  6.75%, 7/1/05 (MBIA Insured)                       1,750                1,816

Total Massachusetts (Cost $9,261)                                         9,397


MICHIGAN  3.1%

Michigan Building Auth., GO
  5.25%, 10/15/042,5852,778
  6.25%, 10/1/03 (AMBAC Insured)                     3,200                3,420

Michigan Hosp. Fin. Auth.,
Mercy Health 5.25%, 8/15/02
  (Escrowed to Maturity)                               555                  565

Michigan Municipal Bond Auth.,
Clean Water Rev. Fund
  5.50%, 10/1/04                                     1,310                1,415

Univ. of Michigan Hosp.,
  VRDN (Currently 1.35%)                               800                  800

Wayne Charter County Airport
VRDN (Currently 1.23%)
  (FSA insured) (triangle)                           5,400                5,400

Total Michigan (Cost $14,071)                                            14,378


MINNESOTA  0.7%

Minneapolis & St. Paul Metropolitan Airports
Northwest Airlines
  6.50%, 4/1/05 (triangle)                           1,000                  932

  Minnesota, GO, 5.75%, 8/1/05                       2,000                2,197

  Total Minnesota (Cost $3,056)                                           3,129


MISSOURI  0.8%

St. Louis Airport
  6.00%, 7/1/02
  (FGIC Insured) (triangle)                          2,770                2,810

  6.25%, 1/1/03                                        765                  782

Total Missouri (Cost $3,546)                                              3,592


NEBRASKA  1.5%

Omaha Public Power Dist., Nebraska Electric,
  5.25%, 2/1/04                                      3,000                3,167

Univ. of Nebraska Fac., Deferred Maintenance,
  5.25%, 7/15/06                                     3,720               4 ,044

Total Nebraska (Cost $6,784)                                              7,211


NEVADA  0.3%

Clark County Airport,
VRDN (Currently 1.40%)
  (FGIC Insured) (triangle)                $         1,600      $         1,600

Total Nevada (Cost $1,600)                                                1,600


NEW JERSEY  3.6%

New Jersey, GO, 5.25%, 3/1/08                        1,040                1,134

New Jersey Transit
  5.25%, 9/15/03 (AMBAC Insured)                     4,955                5,214

  5.50%, 2/1/06 (AMBAC Insured)                      5,000                5,452

  COP, 5.00%, 9/15/04 (AMBAC Insured)                2,025                2,160

New Jersey Transportation Trust Fund Auth.
Transportation Systems
  5.75%, 6/15/11                                     2,750                3,120

Total New Jersey (Cost $16,192)                                          17,080


NEW MEXICO  1.6%

Bernalillo County, 5.75%, 4/1/26
  (Prerefunded 4/1/06!)                              5,000                5,519

New Mexico Ed. Assistance Foundation, Ed. Loan
  5.50%, 11/1/10 (triangle)                          1,750                1,749

Total New Mexico (Cost $6,786)                                            7,268


NEW YORK  7.9%

Dormitory Auth. of the State of New York
  City Univ., 5.50%, 7/1/03                          2,860                3,006

Interfaith Medical Center,
  5.00%, 2/15/03                                     2,210                2,279

Mental Health Services Fac.
  6.00%, 8/15/03                                    10,865               11,498

  6.00%, 8/15/03 (Escrowed to Maturity)                 40                   43

Wyckoff Heights Hosp., 5.50%, 2/15/03                4,095                4,240

Nassau County, GO, 7.00%, 3/1/04                     2,810                3,011

New York City, GO
  5.25%, 8/1/03                                      4,040                4,222

  6.75%, 8/1/04                                      4,300                4,719

  7.00%, 8/1/04                                      4,000                4,407

Total New York (Cost $35,935)                                            37,425


NORTH CAROLINA  3.7%

Charlotte, Water & Sewer, 5.75%, 2/1/11
  (Prerefunded 02/01/04!)                  $         3,040      $         3,303

North Carolina, GO, 5.00%, 9/1/03                    5,750                6,026

North Carolina Eastern Municipal Power Agency
  5.45%, 1/1/04                                      1,830                1,906

  7.00%, 1/1/08                                      2,010                2,264

North Carolina Municipal Power Agency
 Catawba Electric
  5.90%, 1/1/03                                      3,000                3,087

  6.00%, 1/1/04                                      1,000                1,043

Total North Carolina (Cost $17,177)                                      17,629


NORTH DAKOTA  0.5%

Burleigh County Health Care, Medcenter One

  5.00%, 5/1/03 (MBIA Insured)                       2,380                2,465

Total North Dakota (Cost $2,397)                                          2,465


OHIO  2.1%

Cuyahoga County, GO, 5.50%, 11/15/05                 1,400                1,534

Ohio, Higher Ed. Capital Fac.,
  GO, 5.25%, 5/1/05                                  2,495                2,686

Ohio Air Quality Dev. Auth., PCR,
  FirstEnergy, 5.80%, 12/1/04                        2,000               2 ,109

Ohio, 4.50%, 6/15/03                                 1,000                1,035

Steubenville Hosp.

Trinity Health
  5.45%, 10/1/03                                       640                  667

  5.50%, 10/1/04                                       585                  618

  5.55%, 10/1/05                                       630                  668

  5.60%, 10/1/06                                       730                  779

Total Ohio (Cost $9,578)                                                 10,096


PENNSYLVANIA  5.3%

Beaver County IDA, PCR,
  Toledo Edison, 4.85%, 6/1/04                       4,000                4,099

Montgomery County IDA, PCR,
  5.20%, 10/1/04                                     2,000                2,077

Pennsylvania, GO
  5.00%, 9/15/04                           $         2,500      $         2,668

  5.125%, 9/15/03 (AMBAC Insured)                    2,800                2,943

  6.00%, 7/1/09                                      4,375                4,978

Pennsylvania Higher Ed. Fac. Auth., Student Loan
VRDN (Currently 1.25%)
  (AMBAC Insured) (triangle)                         2,000                2,000

Pennsylvania Intergovernmental Cooperative Auth., Special Tax
  5.00%, 6/15/03 (FGIC Insured)                      4,950                5,154

Philadelphia Redev. Auth., Schuylkill Apartments Project
  5.10%, 12/1/03 (triangle)                          1,000                1,004

Total Pennsylvania (Cost $23,968)                                        24,923


SOUTH CAROLINA  1.2%

South Carolina, GO, School Fac.,
  5.75%, 1/1/07                                      4,960                5,485

  Total South Carolina (Cost $5,092)                                      5,485


TENNESSEE  0.3%

Knox County Health Ed. & Housing Fac. Board
Catholic Healthcare
  4.50%, 10/1/02                                     1,580                1,601

Total Tennessee (Cost $1,594)                                             1,601


TEXAS  9.4%

Austin Utilities
  5.75%, 11/15/03 (FSA Insured)                      4,570                4,865

5.75%, 11/15/03 (Escrowed to Maturity)
  (FSA Insured)                                        430                  457

Brazos River Harbor Navigation Dist.
Dow Chemical Company
  VRDN (Currently 1.70%) (triangle)                  2,200                2,200

Dallas Fort Worth Int'l Airport
5.625%, 11/1/12
  (FGIC Insured) (triangle)                          5,000                5,364

American Airlines,
  6.05%, 11/1/05 (triangle)                            750                  704

Fort Worth Water & Sewer,
  5.50%, 2/15/05                                     4,225                4,544


Gulf Coast Waste Disposal Auth.
 BP Prods North America Project
  VRDN (Currently 1.40%) (triangle)        $         1,000      $         1,000

PCR, Amoco Oil
  VRDN (Currently 1.40%) (triangle)                  1,600                1,600

Harris County Health Fac. Dev. Corp.
St. Lukes Episcopal Hosp.
  5.50%, 2/15/11                                     2,140                2,280

  5.50%, 2/15/12                                     2,000                2,121

Houston, GO, 5.25%, 3/1/05                           6,500                6,949

Texas, GO, 5.00%, 10/1/06                            5,285                5,700

Tomball Hosp. Auth.
Tomball Regional Hosp.
  5.50%, 7/1/03                                        800                  815

  5.50%, 7/1/04                                        800                  821

  5.50%, 7/1/05                                      1,300                1,335

Tyler Health Fac. Dev.,
Mother Frances Hosp.,
  5.25%, 7/1/02                                      1,200                1,207

Univ. of Texas, Fin. Systems,
  5.25%, 8/15/04                                     2,375                2,540

  Total Texas (Cost $43,098)                                             44,502


VIRGINIA  13.3%

Abington IDA, Johnston Memorial Hosp.,
  5.00%, 7/1/02                                        765                  773

Arlington County IDA
 Arlington Waste to Energy
  5.25%, 1/1/03 (FSA Insured)                        1,000                1,032

  5.25%, 1/1/04 (FSA Insured)                        1,000                1,055

Hosp. Center
  5.50%, 7/1/09                                      3,200                3,431

  5.50%, 7/1/12                                      3,760                4,007

Bedford County IDA, PCR,
  Georgia-Pacific, 4.60%, 8/1/04                     1,560               1 ,615

Capital Region Airport Commission, Richmond Int'l. Airport
  VRDN (Currently 1.30%)

  (AMBAC Insured) (triangle)                           800                  800

Charles County IDA, Waste Management
  4.875%, 2/1/09 (triangle)                            750                  732

Chesterfield County IDA, Bon Secours Health System
  5.70%, 11/15/03                                    3,500                3,661

Fairfax County, GO, 5.50%, 12/1/05         $         4,100      $         4,515

Halifax County IDA, Old Dominion Electric,
  5.25%, 12/1/02 (triangle)                          1,130                1,154

Henrico County Economic Dev. Auth., Regional Jail
  5.00%, 11/1/02                                       585                  599

Hopewell IDA
 Westport Convalescent Center
  5.45%, 10/1/02                                       220                  222

  5.60%, 10/1/03                                       235                  239

King George County IDA, Birchwood Power Partners
  VRDN (Currently 1.35%) (triangle)                  1,100                1,100

Louisa IDA, Virginia Electric & Power Company
  3.40%, 3/1/04 (triangle)                           3,000                3,000

Metropolitan Washington D.C. Airports Auth.
  5.50%, 10/1/04 (FGIC Insured) (triangle)           1,640                1,754

  5.50%, 10/1/05 (triangle)                          1,750                1,853

  5.75%, 10/1/03 (FGIC Insured) (triangle)             300                  316

  6.40%, 10/1/04 (MBIA Insured) (triangle)           1,350                1,405

Newport News, GO
  5.50%, 1/15/03                                     1,000                1,035

  5.50%, 5/1/04                                        500                  535

  5.50%, 5/1/07                                      1,875                2,068

Norfolk, GO, 4.80%, 6/1/03                           4,500                4,675

Southeastern Public Service Auth.,
  5.00%, 7/1/03                                        545                  559

Virginia Public School Auth., GO, School Fin.,
  5.00%, 1/1/04                                      1,000               1 ,050

Virginia Biotechnology Research Park Auth.
Consolidated Laboratories Project
  5.00%, 9/1/03                                      1,950                2,044

Virginia Commonwealth Transportation Board
Federal Highway Reimbursement,
  5.50%, 10/1/04                                     5,500                5,950

US Route 58 Corridor Dev.,
  5.00%, 5/15/10                                     2,055                2,214

Virginia Ed. Loan Auth.,
Program Revenue 5.60%, 3/1/03
  (Escrowed to Maturity) (triangle)                  2,050               2 ,129

Virginia HDA

  4.90%, 1/1/03                                        200                  205

  5.125%, 7/1/03 (triangle)                            865                  896

Virginia Port Auth. Commonwealth Fund,
  5.75%, 7/1/03 (triangle)                           1,545                1,619

Virginia Public Building Auth.,
  5.70%, 8/1/03                                        500                  528

Virginia Public School Auth., GO
School Fin.
  4.90%, 1/1/03                            $           550      $           566

  5.00%, 8/1/04                                      1,000                1,065

  5.25%, 8/1/05                                      2,000                2,166

Total Virginia (Cost $60,826)                            X               62,567


WASHINGTON  2.7%

Clark County Public Utility,
  5.00%, 1/1/04 (AMBAC Insured)                      1,650               1 ,729

King County, GO, 5.25%, 12/1/07                      3,195                3,490

Washington Public Power Supply System
Nuclear Project
  5.25%, 7/1/03                                      3,000                3,124

  5.80%, 7/1/03 (AMBAC Insured)                      4,250                4,481

Total Washington (Cost $12,401)                                          12,824


WEST VIRGINIA  1.0%

Putnam County, PCR, Appalachian Power,
  6.60%, 7/1/19                                      1,500                1,538

West Virginia Hospital Fin. Auth.
Charleston Area Medical Center
  5.90%, 9/1/06                                      1,155                1,244

  6.30%, 9/1/03                                      1,000                1,052

  6.50%, 9/1/05                                        815                  888

  Total West Virginia (Cost $4,515)                                       4,722


WISCONSIN  1.8%

Milwaukee Metropolitan Sewage Dist.,
  GO, 6.25%, 10/1/05                                 3,000               3 ,351

Wisconsin HEFA
Froedert & Community Health Obligation
  5.50%, 10/1/07                                     1,000                1,054

  5.50%, 10/1/08                                     1,750                1,850

Wisconsin Transportation,
  5.40%, 7/1/04                                      2,000                2,026

Total Wisconsin (Cost $8,039)                                             8,281


WYOMING  0.2%

Lincoln County, PCR, Exxon, VRDN
  (Currently 1.35%) (triangle)             $         1,000      $         1,000

Total Wyoming (Cost $1,000)                                               1,000


PUERTO RICO  0.1%

Puerto Rico Ind. Medical & Environmental IDR, PCR
  4.25%, 9/1/03                                        500                  508

Puerto Rico Municipal Fin. Agency,
  GO, 5.50%, 8/1/02                                     70                   71

Total Puerto Rico (Cost $570)                                               579

Total Investments in Securities
100.2% of Net Assets (Cost $456,340)                            $       472,518

Other Assets Less Liabilities                                              (738)


NET ASSETS                                                      $       471,780
                                                                ---------------

Net Assets Consist of:
Undistributed net investment
income (loss)                                                   $            89
Undistributed net
realized gain (loss)                                                        294

Net unrealized
gain (loss)                                                              16,178

Paid-in-capital applicable to
86,055,820 shares of $0.01 par
value capital stock outstanding;
1,000,000,000 shares authorized                                         455,219


NET ASSETS                                                      $       471,780
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $          5.48
                                                                ---------------
--------------------------------------------------------------------------------

(triangle)      Interest subject to alternative minimum tax
         !      Used in determining portfolio maturity
     AMBAC      AMBAC Indemnity Corp.
       COP      Certificates of Participation
      DOTD      epartment of Transportation
      FGIC      Financial Guaranty Insurance Company
       FSA      Financial Security Assurance Corp.
        GO      General Obligation
       HDA      Housing Development Authority
      HEFA      Health & Educational Facility Authority
       IDA      Industrial Development Authority/Agency
       IDR      Industrial Development Revenue
      MBIA      Municipal Bond Investors Assurance Corp.
       PCR      Pollution Control Revenue
      VRDN      Varriable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              2/28/02
--------------------------------------------------------------------------------

Investment Income (Loss)

Interest income                                            $   19,267

Expenses
  Investment management                                         1,821

  Shareholder servicing                                           245

  Custody and accounting                                          116

  Registration                                                     36

  Prospectus and
  shareholder reports                                              19

  Legal and audit                                                  12

  Directors                                                        12

  Proxy and annual meeting                                          3

  Miscellaneous                                                     5

  Total expenses                                                2,269

  Expenses paid indirectly(1)
  Net expenses                                                  2,268

  Net investment income (loss)                                 16,999


Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                    2,618

  Futures                                                         (32)

  Net realized gain (loss)                                      2,586


Change in net unrealized gain (loss)                            5,620

Net realized and unrealized gain (loss)                         8,206


INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS                                     $   25,205

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
In thousands

                                                      Year
                                                     Ended
                                                   2/28/02              2/28/01
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations

  Net investment
  income (loss)                            $        16,999      $        16,885

  Net realized
  gain (loss)                                        2,586                 (354)

  Change in net unrealized
  gain (loss)                                        5,620               14,113

  Increase (decrease) in
  net assets from
  operations                                        25,205               30,644

Distributions to shareholders
  Net investment income                            (16,962)             (16,885)

Capital share transactions *

  Shares sold                                      134,142               79,865

  Shares issued in
  connection
  with fund
  acquisition                                         --                 28,877

  Distributions
  reinvested                                        13,006               12,897

  Shares redeemed                                  (99,424)            (124,219)

  Increase (decrease)
  in net assets from
  capital share
  transactions                                      47,724               (2,580)

Net Assets
Increase (decrease)
during period                                       55,967               11,179

Beginning of period                                415,813              404,634

End of period                              $       471,780      $       415,813

*Share information
  Shares sold                                       24,674               15,154

  Shares issued in connection
  with fund acquisition                               --                  5,479

  Distributions reinvested                           2,394                2,448

  Shares redeemed                                  (18,318)             (23,645)

  Increase (decrease) in
  shares outstanding                                 8,750                 (564)



The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
                                                              February 28, 2002

Notes to Financial Statements

NOTE 1 - SIGNIFICANTACCOUNTING POLICIES

     T. Rowe Price Tax-Free Short Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on December 23, 1983. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value using a bid-side valuation as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes. On March 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to March 1, 2001, the fund recognized market discount at time of disposition as gain or loss. Upon adoption, the fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of $34,000, reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the year ended February 28, 2002, the effect of this change was to increase net investment income by $37,000, decrease net realized gain/loss on securities by $32,000, and decrease net unrealized gain/loss on securities by $5,000. This change had no effect on the fund's net assets or total return.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENTTRANSACTIONS

     Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risk factors or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

     Futures Contracts During the year ended February 28, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $158,929,000 and $126,447,000, respectively, for the year ended February 28, 2002.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

     Distributions during the year ended February 28, 2002 totaled $16,962,000 and were characterized as tax-exempt income for tax purposes. At February 28, 2002, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

  Unrealized appreciation                                  $16,473,000

  Unrealized depreciation                                    (312,000)

  Net unrealized appreciation (depreciation)               16,161,000

  Undistributed tax-exempt income                             110,000

  Undistributed long-term capital gain                        290,000

  Distributable earnings                                   16,561,000

  Paid-in capital                                          455,219,000

  Net assets                                               $471,780,000
--------------------------------------------------------------------------------

     The fund intends to retain realized capital gains that may be offset against available capital loss caryforwards for federal income tax purposes. In 2002, the fund utilized $1,485,000 of capital loss carryforwards.

     For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended February 28, 2002, the fund recorded the following permanent reclassification, which relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.
--------------------------------------------------------------------------------

     Undistributed net realized gain                       $ (791,000)

     Paid-in capital                                          791,000

     At February 28, 2002, the cost of investments for federal income tax purposes was $456,357,000.
--------------------------------------------------------------------------------

NOTE 4 - RELATED PARTYTRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $149,000 was payable at February 28, 2002. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At February 28, 2002, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $272,000 for the year ended February 28, 2002, of which $23,000 was payable at period end.



T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------

Report of Independent Accountants

To the Board of Directors and Shareholders of
T. Rowe Price Tax-Free Short Intermediate Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Free Short Intermediate Fund, Inc. ("the Fund") at February 28, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002, by correspondence with the custodian, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     March 19, 2002



T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------

Tax Information (Unaudited) for the Tax Year Ended 2/28/02
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o $791,000 from long-term capital gains, subject to the 20% rate gains category,

o    $16,953,000 which qualified as exempt-interest dividends.
--------------------------------------------------------------------------------

T. Rowe Price Investment Services and Information

Investment Services and Information

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

ACCOUNT SERVICES

Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

Automatic Investing. From your bank account or paycheck.

Automatic Withdrawal. Scheduled, automatic redemptions.

IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


BROKERAGESERVICES *

Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


INVESTMENT INFORMATION

Consolidated Statement. Overview of all of your accounts.

Shareholder Reports. Manager reviews of their strategies and results.

T. Rowe Price Report. Quarterly investment newsletter.

Performance Update. Quarterly review of all T. Rowe Price fund results.

Insights. Educational reports on investment strategies and markets.

Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

**   Closed to new investors.

! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price, Invest With Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

F56-050  2/28/02